Goodwill and Intangible Assets (Details) - USD ($)	2 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets
Goodwill	$ 44,291,000	$ 0
Intangible assets	26,061,000	$ 0
Impairment of indefinite live lived intangible assets	0
Impairment of finite lived intangible assets	0
Impairment of goodwill	0
Finite lived intangible assets, expected amortization year one	300,000
Finite lived intangible assets, expected amortization year two to five years	800,000
Finite lived intangible assets, expected amortization after year five	$ 500,000